GENERAL (Narrative) (Details) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021	May 23, 2021	Nov. 11, 2020	Jun. 30, 2019
Business Description [Line Items]
Common Stock, Par or Stated Value Per Share	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01